SUBSEQUENT EVENTS (Details) € in Millions, ¥ in Millions, $ in Millions		1 Months Ended
	Nov. 01, 2022 USD ($)	Oct. 31, 2022 USD ($)	Nov. 01, 2022 EUR (€)	Oct. 31, 2022 CNY (¥)	Nov. 03, 2017
Convertible Senior Notes Due 2022 | Convertible Debt
SUBSEQUENT EVENTS
Fixed interest rate (as a percent)					0.375%
Note repurchased	$ 475
Utilizing revolving facility | €			€ 70
Subsequent Event | One year term facility
SUBSEQUENT EVENTS
Term of debt instrument		1 year
Maximum borrowing amount		$ 123		¥ 1,000
Fixed interest rate (as a percent)		5.40%		5.40%
Subsequent Event | Convertible Senior Notes Due 2022 | Convertible Debt
SUBSEQUENT EVENTS
Note repurchased	$ 475